Offerings	Jan. 10, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.750% Senior Notes due 2031
Amount Registered | shares	650,000,000
Proposed Maximum Offering Price per Unit	0.99667
Maximum Aggregate Offering Price	$ 647,835,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 99,184
Offering Note
(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant initially deferred payment of all of the registration fees for Registration Statement No. 333-264186 filed on April 7, 2022.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.250% Senior Notes due 2035
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99475
Maximum Aggregate Offering Price	$ 746,062,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,222
Offering Note
(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant initially deferred payment of all of the registration fees for Registration Statement No. 333-264186 filed on April 7, 2022.